Financial instruments - Fair values and risk management - Schedule of cash flow hedges (Details) - Cash flow hedges - Interest rate risk $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	$ 2,698
Changes in the value of the hedging instrument recognized in OCI	(2,698)
1-6 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (23,895)
Average fixed interest rate	1.95%
6-12 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (23,921)
Average fixed interest rate	1.95%
More than 1 year
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (199,565)
Average fixed interest rate	1.95%
Variable-rate instruments
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	$ 2,191
Cash flow hedge reserve	(2,191)
Forward cap option
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	507
Cash flow hedge reserve	(507)
Nominal amount	200,000
Carrying amount - Assets	725
Carrying amount - Liabilities	0
Changes in the value of the hedging instrument recognized in OCI	(507)
Hedge ineffectiveness recognized in profit or loss	(7)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount	707,871
Carrying amount - Assets	7,205
Carrying amount - Liabilities	1,049
Changes in the value of the hedging instrument recognized in OCI	(2,191)
Hedge ineffectiveness recognized in profit or loss	$ (2,783)